EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 6	$ 6
Interest cost	19	18
Expected return on assets	(25)	(28)
Amortization of:
Prior service credit	0	0
Actuarial loss	17	19
Net periodic benefit cost	17	15
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	2
Interest cost	4	9
Expected return on assets	(2)	(2)
Amortization of:
Prior service credit	(30)	(1)
Actuarial loss	0	2
Net periodic benefit cost	(27)	10
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	3	4
Interest cost	1	1
Expected return on assets	0	0
Amortization of:
Prior service credit	0	0
Actuarial loss	0	0
Net periodic benefit cost	$ 4	$ 5